Property and equipment, net - Depreciation expenses on property and equipment allocated to expense items (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total depreciation	¥ 56,791	¥ 53,959	¥ 50,527
Impairment loss	1,039	7,292	0
Cost of revenues
Property and equipment, net
Total depreciation	4,454	544	1,022
Selling, general and administrative expenses
Property and equipment, net
Total depreciation	18,599	29,914	31,931
Impairment loss	0	454	0
Research and development expenses
Property and equipment, net
Total depreciation	33,738	23,501	17,574
Impairment loss	¥ 1,039	¥ 6,838	¥ 0